Investments in Associates and Joint Ventures - Reconciles Summary of Financial Information of UHI Carrying Amount (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of associates [line items]
Investments in associates and joint ventures	$ 50,450,949	$ 26,704,235			$ 22,813,531
TelevisaUnivision (formerly known as UH II)
Disclosure of associates [line items]
Ownership interest in associate	44.40%	35.50%
Group's share of net assets	$ 27,723,859	$ 21,840,404	$ 1,423,488	$ 1,065,225
Goodwill, purchase price allocation and other adjustments	21,722,490	3,881,135
Carrying amount of the Group's interest in TelevisaUnivision	49,446,349	25,721,539
Investments in associates and joint ventures	$ 49,446,349	$ 25,721,539